Income Taxes (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
Accrued liability for class action settlements and other temporary differences	2,222	1,078
Premium paid to acquire the loan portfolio	3,814	0
Loan loss provision	4,450	450
Deferred Tax Assets, Net, Current	10,486	1,528
Non-current:
Losses available to be carried forward	2,404	150
Property and equipment, intangible assets and goodwill	2,300	320
Deferred lease inducements	200	308
Deferred revenue	3,917	4,917
Discount on senior secured notes	1,032	0
Valuation allowance for deferred tax assets	(1,980)	0
Deferred tax assets	424	2,424
Deferred income tax liabilities:
Property and equipment, intangible assets, goodwill and other	(6,449)	(2,356)